Statements of Changes in Stockholders Deficit - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Beginning balance at May. 28, 2015	$ 0	$ 0	$ 0	$ 0
Beginning balance, shares at May. 28, 2015		0
Common stock purchases	8,000	$ 8,000
Common stock purchases, shares		8,000,000
Stock compensation expense	201	$ 200	1
Stock compensation expense, shares		200,000
Net loss	(55,148)			(55,148)
Ending balance at Dec. 31, 2015	$ (46,947)	$ 8,200	1	(55,148)
Ending balance, shares at Dec. 31, 2015	8,200,000	8,200,000
Stock compensation expense	$ 9,013	$ 900	8,113
Stock compensation expense, shares		900,000
Net loss	(672,687)			(672,687)
Ending balance at Dec. 31, 2016	$ (710,621)	$ 9,100	$ 8,114	$ (727,835)
Ending balance, shares at Dec. 31, 2016	9,100,000	9,100,000
Net loss	$ (742,057)
Ending balance at Jun. 30, 2017	$ (1,452,672)
Ending balance, shares at Jun. 30, 2017	9,100,000